CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (9,871)	$ 1,485	$ 4,598
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	18
Depreciation	1,136	560	545
Stock based compensation	1,344	1,287	1,213
Amortization and intangible assets	1,755	589	1,005
Accrued interest, accretion of discount and exchange rate differences on credit line	84
Accretion and change in fair value of earn out liabilities, net	(2,398)	224
Loss from sale of investment in affiliate	1,289
Deferred taxes, net	4,980	(806)	(1,385)
Changes in assets and liabilities:
Trade receivables	868	(2,194)	130
Prepaid expenses and other receivables	(511)	(541)	(79)
Trade payables	(248)	300	17
Employees and payroll accruals, accrued expenses and other liabilities	595	(1,085)	981
Deferred revenues	1,180	(164)	(390)
Accrued severance pay, net	(105)	(2)	66
Net cash provided by (used in) operating activities	116	(347)	6,701
Cash flows from investing activities:
Payment for business acquisitions, net of cash acquired		(10,243)
Change in long-term lease deposits	(17)	(17)	1
Proceeds from sale of property and equipment	4
Proceeds from sale of investment in affiliate	194
Investment in affiliate	(80)	(176)
Purchase of property and equipment	(2,053)	(805)	(526)
Net cash used in investing activities	(1,952)	(11,241)	(525)
Cash flows from financing activities:
Payment of earn-out consideration	(3,994)	(3,400)
Purchase of treasury shares		(1,720)
Proceeds from bank loans and credit line	6,165
Repayment of bank loans	(3,004)
Proceeds from options exercised	1,241	890	1,260
Net cash provided by (used in) financing activities	408	(4,230)	1,260
Effect of exchange rate changes on cash	48	87
Increase (decrease) in cash and cash equivalents	(1,380)	(15,731)	7,436
Cash and cash equivalents at the beginning of the year	5,137	20,868	13,432
Cash and cash equivalents at the end of the year	3,757	5,137	20,868
Cash paid during the period for:
Taxes paid	352	148	67
Interest Paid	142
Non-cash transactions:
Purchase of property and equipment by credit	$ (145)	$ (48)	$ (16)